Fair Value Measurements - Financial instruments measured at fair value by level within the fair value hierarchy (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Assets:
Available-for-sale investments	$ 183,873	¥ 1,196,330	¥ 939,432
Carrying Value
Assets:
Term deposits and short term investments		737,657	781,298
Restricted cash		336,700	354,602
Available-for-sale investments		1,196,330	939,432
Level 1 | Fair Value
Assets:
Term deposits and short term investments		12,807	22,198
Restricted cash		336,700	354,602
Level 2 | Fair Value
Assets:
Term deposits and short term investments		724,850	759,100
Level 3 | Fair Value
Assets:
Available-for-sale investments		¥ 1,196,330	¥ 939,432